3. MATERIAL ACCOUNTING POLICIES: Leases (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Leases

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date, the lease liability is recognized at the present value of the future lease payments and discounted using the interest rate implicit in the lease or the Company's incremental borrowing rate. A corresponding right-of-use ("ROU”) asset will be recognized at the amount of the lease liability, adjusted for any lease incentives received and initial direct costs incurred. Over the term of the lease, financing expense is recognized on the lease liability using the effective interest rate method and charged to net income. Lease payments are applied against the lease liability and depreciation on the ROU asset is recorded by class of underlying asset.

The lease term is the non-cancellable period of a lease and includes periods covered by an optional lease extension option if reasonably certain the Company will exercise the option to extend. Conversely, periods covered by an option to terminate are included if the Company does not expect to end the lease during that time frame. Leases with a term of less than twelve months or leases for underlying low value assets are recognized as an expense in net income on a straight-line basis over the lease term.

A lease modification will be accounted for as a separate lease if it materially changes the scope of the lease. For a modification that is not a separate lease, on the effective date of the lease modification, the Company will remeasure the lease liability and corresponding ROU asset using the interest rate implicit in the lease or the Company's incremental borrowing rate. Any variance between the remeasured ROU asset and lease liability will be recognized as a gain or loss in net income to reflect the change in scope.

ZenaTech had a prepaid month-to-month lease, which expired mid-June 2023. The Company has since changed locations and commenced a long-term lease contract starting at the end of June 2023. The lease contract is non-cancellable for an initial 5-year term and then can be extended to 25 years, per agreement.

ZenaTech entered several operating one-year leases during 2024 and 2025 at various locations in USA, Canada and UAE.

ZenaTech leases office and warehouse space in multiple locations under long-term leases with terms ranging from 2 to 10 years. The following is a summary of these leases and the remaining undiscounted payments by maturity.